Income Tax (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
The Company’s net deferred tax assets are as follows:
December 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$7,678
Federal Net Operating loss	425
Total deferred tax asset	8,103
Valuation allowance	(8,103)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision consists
The income tax provision consists of the following:
For the period from April 19, 2021 (inception) through December 31, 2021
Federal
Current	$—
Deferred	(8,103)

State
Current	—
Deferred	—
Change in valuation allowance	8,103
Income tax provision	$—

Schedule of statutory federal income tax rate (benefit)
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
December 31, 2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0
Change in fair value of warrant liabilities	-41.8
Warrant issuance costs	18.1
Change in valuation allowance	2.7
Income tax provision	—%